Expense Example - FidelityAdvisorGlobalRealEstateFund-AMCIZPRO - FidelityAdvisorGlobalRealEstateFund-AMCIZPRO - Fidelity Advisor Global Real Estate Fund	Sep. 28, 2024 USD ($)
Fidelity Advisor Global Real Estate Fund - Class A
Expense Example:
1 year	$ 690
3 years	1,400
5 years	2,222
10 years	4,344
Fidelity Advisor Global Real Estate Fund - Class M
Expense Example:
1 year	492
3 years	1,267
5 years	2,151
10 years	4,416
Fidelity Advisor Global Real Estate Fund - Class C
Expense Example:
1 year	298
3 years	1,096
5 years	2,099
10 years	4,472
Fidelity Advisor Global Real Estate Fund - Class I
Expense Example:
1 year	97
3 years	789
5 years	1,601
10 years	3,723
Fidelity Advisor Global Real Estate Fund - Class Z
Expense Example:
1 year	82
3 years	755
5 years	1,550
10 years	$ 3,636